Intangible Assets, Goodwill and Other Long Term Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Non Current Assets Text Block Abstract
Schedule of other long term assets
	December 31,
	2022	2021
	U.S. Dollars in thousands

Intangible Assets and Goodwill	147,009	153,592
Long term pre-paid expenses	63	71
Total Other Long-Term Assets	$147,072	$153,663

(1)	Includes assumed contract manufacturing agreement and distribution right of certain therapeutic products to be distributed in Israel, subject to IL MOH marketing authorization. The Company was required to make certain upfront and milestone payments on account of such distribution rights. These payments are accounted for as long-term assets through obtaining IL MOH marketing authorization and will subsequently be amortized during the expected distribution right’s useful life.

2021

Schedule of composition and movement
	Intellectual property	Customer Relationships	Goodwill	Other Intangibles (1)	Total
	U.S. Dollars in thousands
Cost:
Balance as of January 1, 2022	80,103	33,514	30,313	10,501	154,431
Purchases				600	600

Balance as of December 31, 2022	$80,103	$33,514	$30,313	$11,101	$155,031

Accumulated amortization and impairment:
Balance as of January 1, 2022	477	179	-	183	839
Amortization recognized in the year	5,376	1,676	-	131	7,183

Balance as of December 31, 2022	5,853	1,855	-	314	8,022

Amortized cost at December 31, 2022	$74,250	$31,659	$30,313	$10,787	$147,009

(1)	Includes assumed contract manufacturing agreement and distribution right of certain therapeutic products to be distributed in Israel, subject to IL MOH marketing authorization. The Company was required to make certain upfront and milestone payments on account of such distribution rights. These payments are accounted for as long-term assets through obtaining IL MOH marketing authorization and will subsequently be amortized during the expected distribution right’s useful life.

2021

	Intellectual property	Customer Relationships	Goodwill	Other Intangibles (1)	Total
	U.S. Dollars in thousands
Cost:
Balance as of January 1, 2020	-	-	-	1,492	1,492
Purchases				490	490
Business combination (b)	80,103	33,514	30,313	8,519	152,449

Balance as of December 31, 2021	$80,103	$33,514	$30,313	$10,501	$154,431

Accumulated amortization and impairment:
Balance as of January 1, 2020	-	-	-	-	-
Amortization recognized in the year	477	179	-	183	839

Balance as of December 31, 2020	477	179	-	183	839

Amortized cost at December 31, 2021	$79,626	$33,335	$30,313	$10,318	$153,592

Schedule of amortization expenses of intangible assets
	Year ended December 31,
	2022	2021	2020
	USD in thousands
Cost of goods sold	5,376	574	-
Selling and marketing expenses	1,807	265	-

	7,183	839	-

Schedule of goodwill to cash-generating units
	December 31,
	2022	2021
	U.S. Dollars in thousands

Proprietary	$30,313	$30,313